BASIC AND DILUTED NET LOSS PER SHARE - Additional Information (Details) - Options For Purchase Of Ordinary Shares [Member] - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Warrant [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	39,252,723	16,231,141
Sponsors earnout shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share		2,402,178
Options and RSUs outstanding [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	29,600,867	28,937,629